Expense Example - One Global ETF - One Global ETF	Mar. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	$ 1,676